Notes to the consolidated balance sheet	6 Months Ended
Jun. 30, 2023
Notes to the consolidated balance sheet
Notes to the consolidated balance sheet

Note 4.    Notes to the consolidated balance sheet

4.1Intangible assets

In thousands of euros	June 30, 2023	Dec. 31, 2022
Intangible assets, gross	3,924	3,732
Amortization and impairment	(3,267)	(3,164)
Intangible assets, net	657	568

4.2Property, plant and equipment

	June 30,	Dec. 31,
In thousands of euros	2023	2022
Property, plant and equipment, gross	16,993	15,941
Depreciation and impairment	(9,482)	(8,555)
Property, plant and equipment, net	7,511	7,385

As of June 30, 2023, the gross value of property, plant and equipment increased by €1.1 million mainly due to the recognition of the right of use related to the Fibroscans lease agreement for €1.2 million. On September 21, 2021, the Company entered into an agreement with Echosens to lease Fibroscans in order to equip the clinical sites opened for the NATiV3 Phase III trial, evaluating lanifibranor in patients with NASH.

4.3Other non-current assets

	June 30,	Dec. 31,
In thousands of euros	2023	2022
Long-term deposit accounts	9,300	700
Advance payments – non-current	895	895
Accrued income	79	65
Security deposits	8	8
Other non‑current assets	10,282	1,668

As of June 30, 2023, long-term deposit accounts with more than a year of maturity increased by €8.6 million, related to:

-	the entry into a €9.3 million two-year deposit forward contract, accessible prior to the expiration of the term with a notice period of 31 days, in January 2023; and
-	the change of maturity of a €0.7 million term deposit (a deposit maturing at January 30, 2024 and repaid early in April, 2023).

At June 30, 2023 and December 31, 2022, non-current advances to suppliers amounted to €0.9 million, corresponding to the advance paid under the CRO contract with PRA (see Note 6.1 – Commitments related to operational activities).

4.4Deferred tax asset

Inventiva S.A. has recorded tax losses for the first half of 2023. As recovery of these losses in future periods is considered unlikely due to the uncertainty inherent to the Company’s activity, no deferred tax assets were recognized on this basis for the six months ended June 30, 2023.

Deferred tax assets were recognized only for the entities that have provided sufficient evidence to attest that they will have a sufficient taxable benefit available to use the unused tax losses in the foreseeable future.

4.5Inventories

	June 30,	Dec. 31,
In thousands of euros	2023	2022
Laboratory inventories	434	406
Inventories write‑down	(33)	(33)
Inventories	401	373

4.6Trade receivables, tax receivables and other current assets

Trade receivables

Trade receivables break down as follows:

	June 30,	Dec. 31,
In thousands of euros	2023	2022
3 months or less	2,224	—
Between 3 and 6 months	—	—
Between 6 and 12 months	—	—
More than 12 months	—	—
Trade receivables	2,224	—

The average payment period is 30 days.

As of June 30, 2023, trade receivables consisted mainly of the milestone payment by CTTQ of $2.1 million following the IND approval from the NMPA (including $0.1 million of withholding tax, resulting in a net amount of $2 million), corresponding to €1.9 million on the date of the invoice. This payment was received on July 19, 2023. The milestone payment is further described in note 1.2 “Significant events in the first half of 2023”.

As of June 30, 2023, trade receivables also consisted of the reinvoicing to CTTQ of a share of costs incurred as of June 30, 2023 in the Phase I clinical pharmacology study for the ongoing NATiV3 Phase III trial in the amount of €0.3 million.

Tax receivables and Other current assets

	June 30,	Dec. 31,
In thousands of euros	2023	2022
CIR and other research tax credits	4,385	5,994
Other	19	13
Tax receivables	4,405	6,007
Prepaid expenses	8,576	8,601
Short-term deposit accounts	50	1,048
Current accrued income	758	117
Liquidity agreement - Cash	293	282
Sales tax receivable	3,000	3,057
Other receivables	1,424	162
Other current assets	14,101	13,267
Other current assets and receivables	18,505	19,274

As of June 30, 2023, tax receivables are mainly composed of research tax credits receivable in the amount of €4.4 million, distributed as follows:

-	2023 CIR as of June 30, 2023, in the amount of €3.6 million, including €1.0 million for the R&D Tax Research Credit of Inventiva Inc.; and
-	2022 R&D Tax Research Credit of Inventiva Inc as of December 31, 2022, in the amount of €0.7 million.

In the first half of 2023, the Company received the 2022 CIR in the amount of €5.2 million.

Prepaid expenses, did not decrease significantly compared to December 31, 2022, they are mainly composed of trial costs incurred under the CRO contracts and, to a lesser extent, computer maintenance and research equipment costs, patent annuity costs and insurance contributions for the first six months of 2023.

As of June 30, 2023, the current accrued income included the specific costs to be reinvoiced to CTTQ, relating to CRO accrued liabilities, for an amount of €0.7 million (see Note 4.12 “Trade payables and other current liabilities”).

As of June 30, 2023, short-term deposit accounts had decreased by €1.0 million compared to December 31, 2022, mainly due to the deposit account change in maturity for €1.0 million and the end of a deposit for €0.05 million.

4.7Cash and cash equivalents

Net cash and cash equivalents	June 30,	Dec. 31,
In thousands of euros	2023	2022
Other cash equivalents(1)	19,561	16,798
Cash at bank and at hand	11,679	69,939
Cash and cash equivalents	31,240	86,736
(1)	Other cash equivalents correspond mainly to short-term bank deposits.

4.8Shareholders’ equity

Share capital

The share capital is set at €421 thousand at June 30, 2023 divided into 42,134,169 fully authorized, subscribed and paid-up shares with a nominal value of €0.01.

Share capital variation during the first half of 2023 is set forth in the table below:

In euros, except number of shares

			Premiums
		Share	related to	Number of	Nominal
Date	Nature of the transactions	capital	share capital	shares	value
Balance at December 31, 2022		421,341	173,885,665	42,134,169	0.01
Balance at June 30, 2023		421,341	173,885,665	42,134,169	0.01

Movements related to BSA share warrants plans and AGA bonus shares award plans are described in subsection “Options and share warrants” and “Free shares awards”.

Liquidity agreement

On January 19, 2018, the Company entered into a liquidity agreement with Kepler Cheuvreux, replacing the previous liquidity agreement with Oddo BHF, which automatically renews for 12-month periods unless terminated by either party. Under the terms of the agreement, the investment services provider (“ISP”) is authorized to buy and sell the Company’s treasury shares without interference from the Company in order to ensure the liquidity of the shares on the Euronext market.

The liquidity agreement with Kepler Cheuvreux was extended for a new period of 12 months from January 1, 2023.

At June 30, 2023, treasury shares acquired by the Company through its ISP, as well as the gains or losses resulting from share purchase, sale, issue and cancellation transactions during the first half of 2023, were accounted for as a deduction from equity. Consequently, these transactions had no impact on the Company’s results.

Options and share warrants (BSA and BSPCE)

Share-based payments correspond to:

-	BSPCE founder share warrants granted to Company employees in 2013 and 2015;
-	BSA share warrants granted to Company directors in 2017, with a subscription price set at €0.534;
-	BSA share warrants granted to Company service providers in 2018, with a subscription price set at €0.48;
-	BSA share warrants granted in 2019 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.18;
-	BSA share warrants granted in 2020 to David Nikodem, a member of Sapidus Consulting Group LLC, and Jérémy Goldberg, a member of PG Healthcare LLC, both service providers of Inventiva, with a subscription price set at €0.29;
-	BSPCE founder share warrants granted in 2021, to Frederic Cren and Pierre Broqua, Company’s Directors;
-	BSA share warrants granted in 2021 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €2.45; and
-	BSA share warrants granted in 2023 to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of Inventiva, with a subscription price set at €0.21 and an exercise price of €2.51.

BSA and BSPCE plan characteristics

As of January 1, 2023, two BSPCE share warrant plans were outstanding: BSPCE 2013-1 and BSPCE 2021.

The BSPCE and BSA share warrant plans are described in the note 10.3 “Share warrants plans” of the 2022 annual financial statements.

A new BSA share warrants plan was attributed on May 25, 2023, to David Nikodem, a member of Sapidus Consulting Group LLC, a service provider of the Company, with a subscription price set at €0.21 and an exercise price of €2.51.

Movements in BSPCE share warrants and BSA share warrants (in number of shares issuable upon exercise)

		Exercise	Outstanding				Outstanding	Number of
		price	at Jan 1,			Forfeited/	at June 30,	exercisable
Type	Grant Date	(in euros)	2023	Issued	Exercised	Lapsed	2023	shares
BSPCE 2013 plan	12/13/13	0.59	8,800	—	—	—	8,800	8,800
BSPCE 2021 plan	04/16/21	11.74	480,000	—	—	—	480,000	—
Total BSPCE share warrants			488,800	—	—	—	488,800	8,800
BSA — 2017 plan	05/29/17	6.68	130,000	—	—	—	130,000	130,000
BSA — 2018 plan	12/14/18	6.07	116,000	—	—	—	116,000	116,000
BSA — 2019 plan	06/28/19	2.20	10,000	—	—	—	10,000	10,000
BSA — 2019 bis plan	03/09/20	3.68	10,000	—	—	—	10,000	10,000
BSA — 2019 ter plan	03/09/20	3.68	36,000	—	—	—	36,000	36,000
BSA — 2021 plan	04/16/21	11.74	16,000	—	—	—	16,000	—
BSA 2023 plan	25/05/23	2.51	—	10,000	—	—	10,000	—
Total BSA share warrants			318,000	10,000	—	—	328,000	302,000
Total share warrants			806,800	10,000	—	—	816,800	310,800

At June 30, 2023, a total of 480,088 BSPCEs (or 488,800 shares) and 328,000 BSAs were outstanding, corresponding to a total of 816,800 shares, the maximum number of shares to be issued when all related conditions are met.

Free share awards

AGA free share award plans

As of January 1, 2023, four free share award plans were outstanding: AGA 2021-1, AGA 2021-bis, AGA 2022, and AGA 2023-1.

The Board of Directors decided on May 25, 2023 to grant 300,000 free shares (AGA “plan 2023-1”) to Pierre Broqua; as deputy chief executive officer and director of the Company.

Movements in AGA free shares (in number of shares issuable upon exercise)

		Reference	Outstanding				Outstanding	Number of
		price (in	at Jan 1,			Forfeited /	at June 30,	exercisable
Type	Grant date	euros)	2023	Issued	Exercised	Lapsed	2023	shares
AGA Plan 2021-1	04/16/21	11.30	340,800	—	—	—	340,800	—
AGA Plan 2021-bis	12/08/21	12.20	76,800	—	—	(4,000)	72,800	—
AGA 2022	12/08/22	4.18	373,000	—	—	(7,500)	365,500	—
AGA 2023-1	25/05/23	2.60	—	300,000	—	—	300,000	—
Total free shares			790,600	300,000	—	(11,500)	1,079,100	—

At June 30, 2023, a total of 1,079,100 AGA bonus shares were outstanding.

The free share award plan is described in the Note 10.4 “Bonus share award plans” of the annual consolidated financial statements for the year ended on December 31, 2022.

The main characteristics of the AGA 2023-1 are:

●	Decision of issuance by the Board of directors and grant date: May 25, 2023
●	Beneficiary: Pierre Broqua, deputy chief executive officer and director of the Company
●	Vesting and holding period (year): 4
●	Service condition: Yes
●	Market Performance condition: No
●	Number of AGA granted: 300,000
●	Number of shares per AGA: 1
●	Valuation method used: AGAs are valued on the basis of the share price less future dividends, discounted at the risk-free rate.
●	Fair value per AGA at grant date: €2.60

Share-based payments with respect to AGA bonus shares and BSA share warrants totaled €2.0 million at June 30, 2023, compared to €1.6 million at June 30, 2022. They are recognized in personnel costs (see Note 5.2 “Operating expenses”).

Performance units (“PAGUP”)

The Board of Directors decided on 25 May 2023 to grant 300,000 performance units (“PAGUP 2023”). The PAGUP is contingently cash settled. The most probable settlement is equity settled.

		Reference	Outstanding				Outstanding	Number of
	Grant	price (in	at Jan 1,			Forfeited	at June 30,	exercisable
Type	date	euros)	2023	Issued	Exercised	/ Lapsed	2023	shares
PAGUP 2023	25/05/23	2.60	—	300,000	—	—	300,000	—
Total PAGUP			—	300,000	—	—	300,000	—

The main characteristics of the PAGUP 2023 are:

●	Decision of issuance by the Board of directors and grant date: May 25, 2023
●	Beneficiary: Frederic Cren, as chief executive officer and chairman of the board of the Company
●	Vesting and holding period (year): 4
●	Service condition: Yes
●	Market Performance condition: No
●	Number of performance unit granted: 300,000
●	Number of shares per performance unit: 1
●	Valuation method used: PAGUPs 2023 are valued on the basis of the share price less future dividends, discounted at the risk-free rate.
●	Fair value per PAGUP 2023 at grant date: €2.60

The purpose of this plan is to provide Frédéric Cren, chief executive officer and chairman of the board of the Company, with a long-term incentive scheme under economically comparable conditions to those granted to Pierre Broqua, deputy chief executive officer and director of the Company, under the AGA 2023-1 plan. As of May 25, 2023, Frédéric Cren is not eligible for a free allotment of Company shares under Article L. 225-197-1 II of the French Commercial Code, as he holds more than 10% of the Company’s share capital. However, if during the one-year period starting May 25, 2023, Frédéric Cren were to become eligible for a free allotment of shares on this basis, the Board of Directors undertakes to allot to the beneficiary, in substitution for the performance units, an equivalent number of free shares. The free shares that will replace the performance units will be governed by AGA Regulation 2023-1.

4.9Financial debt

In thousands of euros	June 30, 2023	Dec. 31, 2022
Bank borrowings	28,245	29,689
Derivatives instruments	8,253	9,876
Other loans and similar borrowings(1)	1,958	316
Lease liabilities	4,932	4,510
Total debt	43,388	44,390
(1)	include accrued interests.

Movements in the period break down as follows:

In thousands of euros
January 1, 2023	44,390
Subscription of lease liabilities	1,153
Repayment of bank borrowings	(1,448)
Repayment of lease liabilities	(707)
Capitalized interest	1,646
Change in fair value of derivatives instruments	(1,623)
Exchange rate change	(24)
June 30, 2023	43,388

French state-guaranteed loan (“PGE”) and equity recovery loans (“PPR”)

In May 2020, the Company entered into three credit agreements pursuant to which it received €10.0 million in the form of state-guaranteed loans (Prêts Garantis par l’Etat), or “PGE” which are provided by a syndicate of French banks and guaranteed by the French government in the context of the COVID-19 pandemic and were initially set to mature in May 2021. These loans were extended until the third quarter of 2022. The amendments provide for reimbursements to be made over four years, beginning in July 2022 for the loan from Crédit Agricole and in September 2022 for the loans from Bpifrance and Société Générale.

In June 2022, the Company entered into three loan agreements with a syndicate of French banks for a total amount of €5.3 million. One loan agreement was part of a state-guaranteed PGE loan facility with Bpifrance and the other two loan agreements were part of a stimulus economic plan (Prêts Participatifs Relance, or “PPR”) granted by Crédit Agricole Champagne-Bourgogne and Société Générale.

The PGE loan granted by Bpifrance in 2022 is guaranteed up to 90% by the French government with an initial term of twelve months. In May 2023, the Company exercised the option to extend the maturity to align with the 2020 PGE, meaning May 2026. The two PPR loans are guaranteed predominantly by the French government and feature an eight-year financing period and a four-year repayment period.

The PGE repayments in the first six months of 2023 amounted to €1.4 million.

Credit facility agreement with the European Investment Bank

On May 16, 2022, the Company entered into the Finance Contract with EIB for up to €50 million, divided into two tranches of €25 million each.

Capitalized interest for the first tranche (“Tranche A”) is 8% and for the second tranche (“Tranche B”) is 7%. The maturity date of any borrowings under the facility is four years after disbursement of Tranche A and three years after disbursement of Tranche B. It is therefore expected that the reimbursement of the interest and capital of this credit facility should happen after the publication of the headline results of the part 1 of the NATiV3 Phase III clinical trial of lanifibranor in patients with NASH. Any funds not disbursed within 36 months following the execution of the Finance Contract shall be cancelled.

On December 8, 2022, the Company received the disbursement of Tranche A.

The disbursement of the Tranche B is subject to, among other conditions:

-	the full drawdown of the first tranche, completed on December 8, 2022;
-	the issuance of the second tranche of warrants pursuant to the Warrant agreement (see below under section “Derivatives”);
-	the receipt by the Company of an aggregate amount of at least €70 million (it being noted that as of the date of authorization for issuance of these financial statements, the Company has already reached an amount of €59.1 million), made up of either the issuance of new Company shares, or through upfront or milestone payments coming from business development activities on the various assets of the Company;
-	an out-licensing, partnership or royalty transaction with an upfront payment of at least €10 million (could be included in the €70 million above); and
-	operational criteria based on patient enrollment and number of sites activated in the Company’s NATiV3 Phase III clinical trial of lanifibranor in patients with NASH.

The Finance Contract may, in certain circumstances, be prepaid, in whole or in part, for a prepayment fee, either at the election of the Company or as a result of EIB’s demand following certain prepayment events, including a change of control or change in senior management of the Company.

Subject to certain terms and conditions, upon the occurrence of usual events of default (i.e., including payment default, misrepresentation, cross default), EIB may demand immediate repayment by the Company of all or part of the outstanding loan and/or cancel the undisbursed tranches. As of June 30, 2023 none of the conditions that would result in an immediate demand by EIB for the repayment of the first tranche were met.

Tranche A of €25 million was recognized as financial debt at amortized cost, which takes into account the fair value of the derivative instrument (warrants) at inception and the borrowing costs of €0.1 million. The amortized cost of the loan was €15.4 million on December 8, 2022, and €17.3 million on June 30, 2023, with an effective interest rate of 21.91%. The fair value of the loan as of June 30, 2023, is close to the amortized cost (€16.7 million).

The capitalized interest in the period amounted to €1.7 million.

Derivatives

On July 1, 2022, in connection with the Finance Contract with EIB (see section above “Credit facility agreement with the European Investment Bank”), the Company agreed to issue warrants, with a subscription price of €0.01 per warrant, to EIB as a condition to the potential funding of each tranche of the credit facility. Each warrant gives the right to subscribe to one share.

The number of warrants to be issued to EIB is determined based on (i) the aggregate amount raised by the Company through one or more equity offerings, or through upfront or milestone payments, from the date of the Finance Contract to the time of the disbursement of the relevant tranche, and (ii)(a) the average price per share paid for the Company’s shares in its most recent qualifying equity offering or (ii)(b) for Tranche A only, in case of no qualifying equity offering, the volume weighted average price per share of the Company shares over the last 180 calendar days.

The warrants shall have a maturity of twelve years and shall be exercisable following the earliest to occur of (i) a change of control event, (ii) the maturity date of the first tranche, (iii) an event of default under the Finance Contract, or (iv) a repayment demand by the EIB under the Finance Contract. The warrants shall automatically be deemed null and void if they are not exercised within the twelve-year period. Each warrant will entitle EIB to one ordinary share of the Company in exchange for the exercise price (subject to anti-dilutive provisions). EIB shall be entitled to a put option at its intrinsic value to require the Company to buy back the exercisable warrants not yet exercised in certain of these occurrences.

On November 28, 2022, the Company issued 2,266,023 warrants to EIB as a condition to the financing of the first tranche, representing approximately 5.4% of the Company’s current share capital. The exercise price of the warrants will be €4.0152 if and when the warrants will be exercised. The potential gross proceeds if all warrants were exercised would amount to €9.1 million. The transactions costs amounted to €56 thousands.

The BSA attached to the loan do not meet the “fixed for fixed” criteria (non-cash settlement option which may result in exchanging a variable number of shares for a variable price), and are accounted for as standalone derivative instruments. The Issuer put options meet the definition of a derivative that are valued with the warrants.

The warrants agreement includes a put option: EIB may request the Company to buy back the warrants in cash. In this context the purchase price will be defined as the difference between the volume weighted average of the trading price of the ordinary shares over the last 90 trading days and the strike price. The amount is capped, and EIB may exercise the warrants for which they did not exercise the put option.

At inception, the financial debts are split between i) a debt component accounted for at amortized cost, and ii) a premium corresponding to the initial fair value of attached BSA (then remeasured at fair value through profit and loss) including a component corresponding to the put options.

Valuation approach

The fair value of the BSA has been estimated based on a Longstaff Schwartz approach, including the put option and the attached cap.

This approach enables the estimation of the value of American options (that may be exercised during a specific period of time) with complex way of exercise (the warrant holder may exercise the warrants on the market based on the Company’s share price or exercise the put option based on the 90 days average share price of the Company).

The Longstaff Schwartz approach is also based on the value of the underlying equity instrument at the valuation date, the volatility observed on the historical share price of the Company, and the contractual lifespan associated equity instruments.

The hypothesis and results are detailed in the following tables:

BSA 2022
Grant date	11/28/2022
Expiration date	11/28/2030
Number of BSA issued	2,266,023
Number of shares per BSA	1
Subscription premium price per share (€)	0.01
Exercise price per share (€)	4.02
Valuation method	Longstaff Schwartz

	As of November 28, 2022
	(Grant Date)	As of December 31, 2022	As of June 30, 2023
Number of BSA outstanding	2,266,023	2,266,023	2,266,023
Stock price (€)	4.13	4.48	3.69
Maturity (years)	12	11.9	11.4
Volatility	68%	68%	68%
Cap of the put option (m€)	25.0	25.0	25.0
Risk free rate	Euribor 6M	Euribor 6M	Euribor 6M
Expected dividends	—	—	—
Fair Value (k€)	9,469	9,876	8,254
Unit fair value (€)	4.18	4.36	3.64

Lease liabilities

Lease liabilities amount to €4.9 million as of June 30, 2023, and remain stable compared to December 31, 2022. The lease liabilities are recognized each time a new Fibroscans is leased, on a period of four years. Lease liabilities are calculated using specific discount rates, in connection with the geographic area, the maturity of the debt, and the commencement date, according to the method described in Note 3.3 of the consolidated financial statements as of December 31, 2022. The rates for contracts in progress as of June 30, 2023 range from 1.89% to 5.18%.

The breakdown between long-term and short-term debt is as follows:

June 30, 2023	Less than	Between	Between	More than
In thousands of euros	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	2,496	5,898	18,070	1,780
Derivatives	—	—	8,253	—
Other loans	56	—	1,902	—
Lease liabilities	1,568	3,363	—	—
Total debt	4,121	9,261	28,226	1,780

The maturity of long-term debt and of short-term borrowings and debt is determined according to repayment estimates as at June 30, 2023.

Dec. 31, 2022	Less than	Between	Between	More than
In thousands of euros	1 year	1 and 3 years	3 and 5 years	5 years
Bank borrowings	4,474	4,999	17,768	2,448
Derivatives	—	—	9,876	—
Other loans and similar borrowings	100	—	216	—
Lease liabilities	1,277	3,233	—	—
Total debt	5,851	8,232	27,860	2,448

The maturity of long-term debt and of short-term borrowings and debt is determined according to repayment estimates as of June 30, 2023, and December 31, 2022.

4.10Provisions

The Company has no provisions as of June 30, 2023, and December 31, 2022.

4.11Provisions for retirement benefit obligations

Retirement benefit obligations are determined based on the rights set forth in the national collective bargaining agreement for the French pharmaceutical industry (IDCC 176/Brochure 3104) and in accordance with IAS 19 — Employee Benefits. These rights depend on the employee’s final salary and seniority within the Company at his/her retirement date.

Net provision

The provision recorded in respect of defined benefit schemes at the end of each reporting period is shown in the table below:

In thousands of euros	June 30, 2023	Dec. 31, 2022
Retirement benefit obligations	1,360	1,234
Total obligation	1,360	1,234

Given the absence of plan assets at June 30, 2023 and December 31, 2022, the total amount of the provision corresponds to the estimated obligation at those dates.

Changes in the net provision

Changes in the provision recorded in respect of defined benefit schemes break down as follows:

In thousands of euros	June 30, 2023	Dec. 31, 2022
Provision at beginning of period	(1,234)	(1,429)
Expense for the period	(113)	(230)
Actuarial gains or losses recognized in other comprehensive income	(14)	425
Provision at end of period	(1,360)	(1,234)

Breakdown of expense recognized for the period

In thousands of euros	June 30, 2023	Dec. 31, 2022
Service cost for the period	(90)	(237)
Interest cost for the period	(23)	(14)
Benefits for the period	—	21
Total	(113)	(230)

4.12Trade payables and other current liabilities

In thousands of euros	June 30, 2023	Dec. 31, 2022
Trade payables	28,691	19,359
Other current liabilities	4,981	5,485
Trade payables and other current liabilities	33,672	24,844

In the first half of 2023, trade payables are composed of accrued liabilities for €18.0 million of which €16.8 million relate to scientific projects.

No calculations have been made to discount trade payables to present value as payment is due within one year at the end of the reporting period.

Trade payables

Trade payables break down as follows:

In thousands of euros	June 30, 2023	Dec. 31, 2022
Due in 30 days	21,227	19,156
Due in 30-60 days	7,403	201
Due in more than 60 days	60	2
Trade payables	28,691	19,359

As of June 30, 2023, trade payables increased by €9.3 million compared to December 31, 2022. The variation in trade payables is mainly related to the increase in research and development expenses in connection with the NATiV3 Phase III trial evaluating lanifibranor in NASH.

No calculations have been made to discount trade payables to present value as payment is due within one year at the end of the reporting period.

Other current liabilities

In thousands of euros	June 30, 2023	Dec. 31, 2022
Employee‑related payables	1,571	1,866
Accrued payroll and other employee-related taxes	1,281	1,340
Sales tax payables	1,893	2,128
Other accrued taxes and employee-related expenses	224	140
Other miscellaneous payables	12	12
Other current liabilities	4,981	5,485

No discounting has been performed on other current liabilities as their maturity is less than 1 year at the end of the period.

Accrued payroll and other employee-related taxes mainly relate to payables to social security and employee-benefit organizations such as URSSAF, KLESIA and APGIS for the second quarter of 2023.

Other accrued taxes and employee-related expenses concern provisions for payroll taxes, such as professional training charges, apprenticeship tax, the employer’s contribution to construction investment in France and the payroll tax.

4.13Financial assets and liabilities

The table below presents the carrying amount of financial assets and liabilities by IFRS 9 accounting category:

	June 30, 2023
			Financial
	Book value		assets/liabilities
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
In thousands of euros	position	cost	profit or loss	cost	Fair value
Financial assets
Long-term accrued income	79	79	—	—	79
Long-term deposit accounts	9,300	9,300	—	—	9,300
Long-term security deposits	8	8	—	—	8
Advance payment	895	895	—	—	895
Current accrued income	758	758	—	—	758
Short-term deposit accounts	50	50	—	—	50
Trade receivables	2,224	2,224	—	—	2,224
Other receivables	1,717	1,717	—	—	1,717
Cash and cash equivalents	31,240	31,240	—	—	31,240
Total	46,271	46,271	—	—	46,271

Financial liabilities
Long-term debt (1)	31,014	—	—	31,014	30,417
Derivative instruments	8,253	—	8,253	—	8,253
Short-term debt	4,121	—	—	4,121	4,121
Trade payables	28,691	—	—	28,691	28,691
Long-term contract liabilities	61	—	—	61	61
Short-term contract liabilities	6	—	—	6	6
Other miscellaneous payables	12	—	—	12	12
Total	72,156	—	8,253	63,903	71,559
(1)	See Note 4.9 Financial debt detailing amortized cost and fair value of the Credit facility with the EIB

	December 31, 2022
			Financial
	Book Value		assets/liabilities
	on the	Financial	carried at	Liabilities
	statement	assets carried	fair value	carried at
	of financial	at amortized	through	amortized
(In thousands of euros)	position	cost	profit or loss	cost	Fair value
Financial assets
Long-term accrued income	65	65	—	—	65
Long-term deposit accounts	700	700	—	—	700
Long-term security deposits	8	8	—	—	8
Advance payment	895	895	—	—	895
Current accrued income	117	117	—	—	117
Short-term deposit accounts	1,048	1,048	—	—	1,048
Trade receivables	0	0	—	—	0
Other receivables	444	444	—	—	444
Cash and cash equivalents	86,736	86,736	—	—	86,736
Total	90,014	90,014	—	—	90,014

Financial liabilities
Long-term debt	28,663	—	—	28,663	28,663
Derivative instruments	9,876	—	9,876	—	9,876
Short-term debt	5,851	—	—	5,851	5,851
Trade payables	19,359	—	—	19,359	19,359
Long-term contract liabilities	55	—	—	55	55
Short-term contract liabilities	6	—	—	6	6
Other miscellaneous payables	12	—	—	12	12
Total	63,821	—	9,876	53,945	63,821